IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Parenthetical) (Detail) - CAD ($) $ in Billions	Jul. 31, 2021	Oct. 31, 2020
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	$ 70.2	$ 69.7
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	6.2	6.2
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	4.8	3.5
Standardized approach risk [member] | Business and government portfolios [member] | Corporates [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	43.9	45.7
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	24.4	22.7
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk	$ 1.9	$ 1.3